FAIR VALUE MEASUREMENT (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	May. 11, 2015	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	$ 283,857	$ 285,157	$ 506,348	$ 1,242,590	$ 0
Derivative Liability, Current	$ 1,878,986	$ 1,621,199	$ 334,784	$ 4,097,444	$ 0